UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2016 to March 31, 2016

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported)

May 10, 2016

Avant Loans Funding Trust 2016-A1

(Exact name of securitizer as specified in its charter)

None	0001666565
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Ryan McLennan, 312-252-3893

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

(1)	Avant Loans Funding Trust 2016-A, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including: Avant, Inc., Avant Depositor II LLC and Avant Loans Funding Grantor Trust 2016-A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Avant Loans Funding Trust 2016-A (Securitizer)

By:	Avant, Inc., as Administrator

By:	/s/ Albert Goldstein
Name: Albert Goldstein
Title: Chief Executive Officer

Date: May 10, 2016